Godfrey & Kahn, S.C.
                   Attorneys at Law
                780 North Water Street
              Milwaukee, Wisconsin  53202
    Tele:  (414) 273-3500     Fax:  (414) 273-5198

                    August 6, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Grand Prix Funds, Inc. (Registration Nos. 333-39133; 811-8461)

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Grand Prix Funds, Inc. (the "Company"), we hereby file the Company's final form of Prospectus. Post-
Effective Amendment No. 6 to the Company's registration statement became effective on August 2, 1999, pursuant to Rule 485(b) under the Securities Act.

     In addition, in lieu of filing the Company's final form of Statement of Additional Information ("SAI") pursuant to Rule 497(j) under the Securities Act, we hereby certify that (i) the final form of SAI that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective
Amendment No. 6 to the Company's Registration Statement and (ii) the text of Post-effective Amendment No. 6 was filed electronically via Edgar on July 29, 1999.

     If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/  Renee Hardt Torr

                              Renee Hardt Torr

RH:ica
Enclosure
cc:  Briccio Barrientos - SEC
     Robert Zuccaro - Grand Prix
     Michael Peck - Firstar
     Carol Gehl- G&K